Schedule H - Line 4(i) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 43-1804048 003 [Member]
Notes Tables
EBP, Schedule of Asset Held for Investment [Text Block]
SCHEDULE H, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
Identity of issue, borrower, lessor, or similar party	Shares	Description of investment, including maturity date, rate of interest, collateral, par or maturity date	Current value (2)

Fidelity Freedom® Index 2010 Fund (1)	12,330	Mutual Fund	$166,583
Fidelity Freedom® Index 2020 Fund (1)	10,984	Mutual Fund	$185,186
Fidelity Freedom® Index 2025 Fund (1)	34,492	Mutual Fund	$701,228
Fidelity Freedom® Index 2030 Fund (1)	152,030	Mutual Fund	$3,437,408
Fidelity Freedom® Index 2035 Fund (1)	170,234	Mutual Fund	$4,531,633
Fidelity Freedom® Index 2040 Fund (1)	111,573	Mutual Fund	$3,216,653
Fidelity Freedom® Index 2045 Fund (1)	139,730	Mutual Fund	$4,309,272
Fidelity Freedom® Index 2050 Fund (1)	212,008	Mutual Fund	$6,553,177
Fidelity Freedom® Index 2055 Fund (1)	83,186	Mutual Fund	$2,117,072
Fidelity Freedom® Index 2060 Fund (1)	51,304	Mutual Fund	$1,106,618
Fidelity Freedom® Index 2065 Fund (1)	72,040	Mutual Fund	$1,257,819
Fidelity Freedom® Index 2070 Fund (1)	5,511	Mutual Fund	$68,009
Fidelity Freedom® Index Retirement Fund (1)	484	Mutual Fund	$5,978
Fidelity® Emerging Markets Index Fund (1)	434,027	Mutual Fund	$5,937,483
Fidelity® Extended Market Index Fund (1)	61,480	Mutual Fund	$6,189,155
Fidelity® 500 Index Fund (1)	327,766	Mutual Fund	$77,916,501
Fidelity® Inflation-Protected Bond Index Fund (1)	218,844	Mutual Fund	$1,995,859
Fidelity® International Index Fund (1)	195,482	Mutual Fund	$11,885,321
Fidelity® U.S. Bond Index Fund (1)	637,082	Mutual Fund	$6,727,581
Janus Henderson Absolute Return Income Opportunities Fund (1)	40,818	Mutual Fund	$371,448
Janus Henderson Adaptive Global Allocation Fund (1)	660,080	Mutual Fund	$7,980,363
Janus Henderson Balanced Fund (1)	455,674	Mutual Fund	$21,986,275
Janus Henderson Contrarian Fund (1)	688,070	Mutual Fund	$18,405,873
Janus Henderson Developed World Bond Fund (1)	85,275	Mutual Fund	$671,116
Janus Henderson Enterprise Fund (1)	123,035	Mutual Fund	$17,753,939
Janus Henderson European Focus Fund (1)	23,478	Mutual Fund	$1,424,154
Janus Henderson Flexible Bond Fund (1)	721,020	Mutual Fund	$6,784,802
Janus Henderson Forty Fund (1)	627,399	Mutual Fund	$38,221,121
SCHEDULE H, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
Identity of issue, borrower, lessor, or similar party	Shares	Description of investment, including maturity date, rate of interest, collateral, par or maturity date	Current value (2)

Janus Henderson Global Allocation Fund - Conservative (1)	40,101	Mutual Fund	$513,291
Janus Henderson Global Allocation Fund - Growth (1)	52,525	Mutual Fund	$755,828
Janus Henderson Global Allocation Fund - Moderate (1)	22,678	Mutual Fund	$303,664
Janus Henderson Global Equity Income Fund (1)	520,682	Mutual Fund	$3,811,390
Janus Henderson Global Life Science Fund (1)	258,897	Mutual Fund	$20,926,627
Janus Henderson Global Real Estate Fund (1)	155,005	Mutual Fund	$1,878,657
Janus Henderson Global Research Fund (1)	141,475	Mutual Fund	$17,149,601
Janus Henderson Global Select Fund (1)	331,729	Mutual Fund	$6,425,596
Janus Henderson Global Sustainable Equity Fund (1)	92,142	Mutual Fund	$1,629,076
Janus Henderson Global Technology and Innovation Fund (1)	396,509	Mutual Fund	$27,398,782
Janus Henderson Growth and Income Fund (1)	199,209	Mutual Fund	$14,352,984
Janus Henderson High-Yield Fund (1)	428,197	Mutual Fund	$3,207,194
Janus Henderson International Dividend Fund (1)	115,312	Mutual Fund	$2,100,990
Janus Henderson Mid Cap Value Fund (1)	440,405	Mutual Fund	$6,544,418
Janus Henderson Multi-Sector Income Fund (1)	1,002,575	Mutual Fund	$8,812,635
Janus Henderson Overseas Fund (1)	289,421	Mutual Fund	$16,528,831
Janus Henderson Research Fund (1)	508,135	Mutual Fund	$45,676,228
Janus Henderson Short Duration Flexible Bond Fund (1)	801,523	Mutual Fund	$2,316,401
Janus Henderson Small Cap Value Fund (1)	270,050	Mutual Fund	$6,319,166
Janus Henderson Small-Mid Cap Value Fund (1)	196,398	Mutual Fund	$2,942,046
Janus Henderson Triton Fund (1)	376,663	Mutual Fund	$10,275,366
Janus Henderson U.S. Dividend Income Fund (1)	385,418	Mutual Fund	$5,060,540
Janus Henderson Venture Fund (1)	98,526	Mutual Fund	$8,750,130
Vanguard Balanced Index Fund	1,709,130	Mutual Fund	$88,550,005
Vanguard Short-Term Corporate Bond Index Fund	89,266	Mutual Fund	$1,937,966
SCHEDULE H, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
Identity of issue, borrower, lessor, or similar party	Shares	Description of investment, including maturity date, rate of interest, collateral, par or maturity date	Current value (2)
Fidelity Brokeragelink® Common Stock (1,3)	2,515,682	Fidelity Brokeragelink Common Stock	$2,515,682
Fidelity Brokeragelink® External Funds (1,3)	2,275,706	Fidelity Brokeragelink Mutual Fund	$2,275,706
Fidelity Brokeragelink® Fidelity Funds (1,3)	4,044,884	Fidelity Brokeragelink Mutual Fund	$4,044,884
Fidelity Brokeragelink® Unit (1,3)	6,579,091	Fidelity Brokeragelink Mutual Fund	$6,579,091
Fidelity Brokeragelink® Interest-Bearing Cash Reserves (1,3)	1,993,908	Fidelity Brokeragelink Interest-bearing Cash	$1,993,908
Janus Henderson Group plc common stock (1,4)	439,352	Common Stock	$20,901,785
Janus Henderson Government Money Market Fund (1)	3,242,900	Money Market Fund	$3,242,900
Vanguard Treasury Money Market Fund	14,172,420	Money Market Fund	$14,172,420

Total investments			$611,801,415

Notes receivable from participants (1,5,6)		Participant loans	$1,622,180

Total investments and notes receivable from participants			$613,423,595